NEA Valuebuilder Variable Annuity AEA Valuebuilder Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated March 24, 2006,
To Prospectus Dated May 1, 2005
As Supplemented December 1, 2005

Effective on or about March 24, 2006, the AIM Blue Chip Fund will transfer all of its assets to AIM Large Cap Growth Fund, the AIM Blue Chip Fund will cease operations, the Company will add the AIM Large Cap Growth Fund, and will no longer make available the AIM Blue Chip Fund as an investment option under the Contract.

In the table in the section, "The Contract - Transfers of Contract Value," AIM Blue Chip is deleted and replaced with AIM Large Cap Growth.

The "Objectives for Underlying Funds - AIM Equity Funds" section of the Prospectus is deleted in its entirety and replaced with the following:

AIM Equity Funds  — AIM Equity Funds is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end series management investment company.

AIM Large Cap Growth Fund (Class A). AIM Large Cap Growth Fund (the "Fund") is a separate series of AIM Equity Funds. A I M Advisors, Inc., located at 11 Greenway Plaza, Suite 100, Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

Investment Objective and Strategies: To seek long-term growth of capital. The Fund seeks to meet its objectives by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

Please Retain This Supplement For Future Reference

Security Benefit Advisor Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated March 24, 2006,
To Prospectus Dated May 1, 2005

Effective on or about March 24, 2006, the AIM Blue Chip Fund will transfer all of its assets to AIM Large Cap Growth Fund, the AIM Blue Chip Fund will cease operations, the Company will add the AIM Large Cap Growth Fund, and will no longer make available the AIM Blue Chip Fund as an investment option under the Contract.

In the table in the section, "The Contract - Transfers of Contract Value," AIM Blue Chip is deleted and replaced with AIM Large Cap Growth.

The "Objectives for Underlying Funds - AIM Equity Funds" section of the Prospectus is deleted in its entirety and replaced with the following:

AIM Equity Funds  — AIM Equity Funds is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end series management investment company.

AIM Large Cap Growth Fund (Class A). AIM Large Cap Growth Fund (the "Fund") is a separate series of AIM Equity Funds. A I M Advisors, Inc., located at 11 Greenway Plaza, Suite 100, Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

Investment Objective and Strategies: To seek long-term growth of capital. The Fund seeks to meet its objectives by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

Please Retain This Supplement For Future Reference